Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Buffalo Funds
Entity Central Index Key	0001135300
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	BUFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.87%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 149,234,818
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	22.00%	[2]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$149,234,818
Number of Holdings	77
Portfolio Turnover**	22%
Weighted Average Market Capitalization	$1,373.32 B
[2]
Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	10.3%
Microsoft Corp.	9.8%
NVIDIA Corp.	9.1%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Fidelity Money Market Government Portfolio	5.0%
Meta Platforms, Inc.	3.6%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.0%
Visa, Inc.	1.9%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.77%
[3]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 149,234,818
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	22.00%	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$149,234,818
Number of Holdings	77
Portfolio Turnover**	22%
Weighted Average Market Capitalization	$1,373.32 B
[4]
Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	10.3%
Microsoft Corp.	9.8%
NVIDIA Corp.	9.1%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Fidelity Money Market Government Portfolio	5.0%
Meta Platforms, Inc.	3.6%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.0%
Visa, Inc.	1.9%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Investor Class
Trading Symbol	BUFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.38%
[5]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 73,845,920
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	5.00%	[6]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$73,845,920
Number of Holdings	57
Portfolio Turnover**	5%
Weighted Average Market Capitalization	$3.31 B
[6]
Holdings [Text Block]

Top 10 Issuers	(%)
Willdan Group, Inc.	3.6%
Hamilton Lane, Inc.	3.5%
Shift4 Payments, Inc.	3.1%
Compass Diversified Holdings	2.9%
ICF International, Inc.	2.7%
Transcat, Inc.	2.7%
Federal Signal Corp.	2.7%
HealthStream, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.6%
Fidelity Money Market Government Portfolio	2.6%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.34%
[7]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 73,845,920
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	5.00%	[8]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$73,845,920
Number of Holdings	57
Portfolio Turnover**	5%
Weighted Average Market Capitalization	$3.31 B
[8]
Holdings [Text Block]

Top 10 Issuers	(%)
Willdan Group, Inc.	3.6%
Hamilton Lane, Inc.	3.5%
Shift4 Payments, Inc.	3.1%
Compass Diversified Holdings	2.9%
ICF International, Inc.	2.7%
Transcat, Inc.	2.7%
Federal Signal Corp.	2.7%
HealthStream, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.6%
Fidelity Money Market Government Portfolio	2.6%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Investor Class
Trading Symbol	BUFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
[9]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 490,172,663
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	0.00%	[10]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$490,172,663
Number of Holdings	50
Portfolio Turnover**	0%
Weighted Average Market Capitalization	$506.45 B
[10]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	9.7%
Eli Lilly & Co.	6.3%
Costco Wholesale Corp.	5.4%
Arthur J. Gallagher & Co.	4.0%
Exxon Mobil Corp.	3.9%
Chevron Corp.	3.8%
The Allstate Corp.	3.5%
Hess Corp.	3.5%
ConocoPhillips	3.2%
International Business Machines Corp.	3.2%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Institutional Class
Trading Symbol	BUIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
[11]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 490,172,663
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	0.00%	[12]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$490,172,663
Number of Holdings	50
Portfolio Turnover**	0%
Weighted Average Market Capitalization	$506.45 B
[12]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	9.7%
Eli Lilly & Co.	6.3%
Costco Wholesale Corp.	5.4%
Arthur J. Gallagher & Co.	4.0%
Exxon Mobil Corp.	3.9%
Chevron Corp.	3.8%
The Allstate Corp.	3.5%
Hess Corp.	3.5%
ConocoPhillips	3.2%
International Business Machines Corp.	3.2%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Investor Class
Trading Symbol	BUFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.87%
[13]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 178,411,426
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%	[14]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$178,411,426
Number of Holdings	44
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$1,374.39 B
[14]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	12.1%
Apple, Inc.	9.8%
NVIDIA Corp.	8.5%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	7.6%
Meta Platforms, Inc.	5.1%
TransUnion	2.4%
Uber Technologies, Inc.	2.4%
Mastercard, Inc.	2.4%
Visa, Inc.	2.3%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Institutional Class
Trading Symbol	BIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.77%
[15]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 178,411,426
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	2.00%	[16]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$178,411,426
Number of Holdings	44
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$1,374.39 B
[16]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	12.1%
Apple, Inc.	9.8%
NVIDIA Corp.	8.5%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	7.6%
Meta Platforms, Inc.	5.1%
TransUnion	2.4%
Uber Technologies, Inc.	2.4%
Mastercard, Inc.	2.4%
Visa, Inc.	2.3%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Investor Class
Trading Symbol	BUFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.93%
[17]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 164,796,447
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	2.00%	[18]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$164,796,447
Number of Holdings	96
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$573.25 B
[18]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.4%
Viper Energy, Inc.	4.1%
Fidelity Money Market Government Portfolio	3.0%
Alphabet, Inc.	2.6%
S&P Global, Inc.	2.2%
Royal Caribbean Cruises Ltd.	2.2%
Visa, Inc.	2.2%
HCA Healthcare, Inc.	2.0%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	BUIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.78%
[19]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 164,796,447
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	2.00%	[20]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$164,796,447
Number of Holdings	96
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$573.25 B
[20]
Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.4%
Viper Energy, Inc.	4.1%
Fidelity Money Market Government Portfolio	3.0%
Alphabet, Inc.	2.6%
S&P Global, Inc.	2.2%
Royal Caribbean Cruises Ltd.	2.2%
Visa, Inc.	2.2%
HCA Healthcare, Inc.	2.0%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Investor Class
Trading Symbol	BUFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
[21]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 579,118,821
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	19.00%	[22]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$579,118,821
Number of Holdings	157
Portfolio Turnover**	19%
Average Duration	2.65 years
Average Maturity	4.50 years
30-Day SEC Yield	7.05%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Institutional Class
Trading Symbol	BUIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
[23]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 579,118,821
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	19.00%	[24]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$579,118,821
Number of Holdings	157
Portfolio Turnover**	19%
Average Duration	2.65 years
Average Maturity	4.50 years
30-Day SEC Yield	7.20%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Investor Class
Trading Symbol	BUFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.03%
[25]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 1,080,028,176
Holdings Count | $ / shares	93
Investment Company Portfolio Turnover	2.00%	[26]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,080,028,176
Number of Holdings	93
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$113.68 B
[26]
Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
MercadoLibre, Inc.	2.4%
Schneider Electric SE	2.3%
Novo Nordisk AS	2.1%
BayCurrent, Inc.	2.1%
Linde PLC	2.1%
Lonza Group AG	1.9%
SAP SE	1.9%
AstraZeneca PLC	1.8%
Adyen NV	1.8%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Institutional Class
Trading Symbol	BUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.88%
[27]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 1,080,028,176
Holdings Count | $ / shares	93
Investment Company Portfolio Turnover	2.00%	[28]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,080,028,176
Number of Holdings	93
Portfolio Turnover**	2%
Weighted Average Market Capitalization	$113.68 B
[28]
Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
MercadoLibre, Inc.	2.4%
Schneider Electric SE	2.3%
Novo Nordisk AS	2.1%
BayCurrent, Inc.	2.1%
Linde PLC	2.1%
Lonza Group AG	1.9%
SAP SE	1.9%
AstraZeneca PLC	1.8%
Adyen NV	1.8%

Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Investor Class
Trading Symbol	BUFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.96%
[29]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 728,189,191
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	19.00%	[30]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$728,189,191
Number of Holdings	76
Portfolio Turnover**	19%
Weighted Average Market Capitalization	$33.48 B
[30]
Holdings [Text Block]

Top 10 Issuers	(%)
MSCI, Inc.	3.8%
TransUnion	3.4%
IQVIA Holdings, Inc.	2.5%
AMETEK, Inc.	2.3%
CoStar Group, Inc.	2.1%
Veeva Systems, Inc.	2.0%
Verisk Analytics, Inc.	1.9%
Bio-Techne Corp.	1.8%
lululemon athletica, Inc.	1.8%
Fidelity Money Market Government Portfolio	1.7%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Institutional Class
Trading Symbol	BUITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.86%
[31]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 728,189,191
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	19.00%	[32]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$728,189,191
Number of Holdings	76
Portfolio Turnover**	19%
Weighted Average Market Capitalization	$33.48 B
[32]
Holdings [Text Block]

Top 10 Issuers	(%)
MSCI, Inc.	3.8%
TransUnion	3.4%
IQVIA Holdings, Inc.	2.5%
AMETEK, Inc.	2.3%
CoStar Group, Inc.	2.1%
Veeva Systems, Inc.	2.0%
Verisk Analytics, Inc.	1.9%
Bio-Techne Corp.	1.8%
lululemon athletica, Inc.	1.8%
Fidelity Money Market Government Portfolio	1.7%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$49	0.97%
[33]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 148,653,697
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	7.00%	[34]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$148,653,697
Number of Holdings	52
Portfolio Turnover**	7%
Weighted Average Market Capitalization	$29.34 B
[34]
Holdings [Text Block]

Top 10 Issuers	(%)
CBRE Group, Inc.	4.7%
Gartner, Inc.	4.4%
MSCI, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
TransUnion	3.5%
Verisk Analytics, Inc.	3.4%
IQVIA Holdings, Inc.	3.3%
Kinsale Capital Group, Inc.	3.1%
Copart, Inc.	3.0%
Veeva Systems, Inc.	2.8%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
[35]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 148,653,697
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	7.00%	[36]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$148,653,697
Number of Holdings	52
Portfolio Turnover**	7%
Weighted Average Market Capitalization	$29.34 B
[36]
Holdings [Text Block]

Top 10 Issuers	(%)
CBRE Group, Inc.	4.7%
Gartner, Inc.	4.4%
MSCI, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
TransUnion	3.5%
Verisk Analytics, Inc.	3.4%
IQVIA Holdings, Inc.	3.3%
Kinsale Capital Group, Inc.	3.1%
Copart, Inc.	3.0%
Veeva Systems, Inc.	2.8%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.90%
[37]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 642,709,000
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	11.00%	[38]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$642,709,000
Number of Holdings	75
Portfolio Turnover**	11%
Weighted Average Market Capitalization	$4.62 B
[38]
Holdings [Text Block]

Top 10 Issuers	(%)
Summit Materials, Inc.	2.9%
ICF International, Inc.	2.6%
Hamilton Lane Inc.	2.5%
Shift4 Payments, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.4%
Palomar Holdings, Inc.	2.4%
Halozyme Therapeutics, Inc.	2.3%
Champion Homes, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
[39]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 642,709,000
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	11.00%	[40]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$642,709,000
Number of Holdings	75
Portfolio Turnover**	11%
Weighted Average Market Capitalization	$4.62 B
[40]
Holdings [Text Block]

Top 10 Issuers	(%)
Summit Materials, Inc.	2.9%
ICF International, Inc.	2.6%
Hamilton Lane Inc.	2.5%
Shift4 Payments, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.4%
Palomar Holdings, Inc.	2.4%
Halozyme Therapeutics, Inc.	2.3%
Champion Homes, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature

[1]
*	Expense ratio is annualized.

[2]
**	For the six months ended September 30, 2024. Not annualized.

[3]
*	Expense ratio is annualized.

[4]
**	For the six months ended September 30, 2024. Not annualized.

[5]
*	Expense ratio is annualized.

[6]
**	For the six months ended September 30, 2024. Not annualized.

[7]
*	Expense ratio is annualized.

[8]
**	For the six months ended September 30, 2024. Not annualized.

[9]
*	Expense ratio is annualized.

[10]
**	For the six months ended September 30, 2024. Not annualized.

[11]
*	Expense ratio is annualized.

[12]
**	For the six months ended September 30, 2024. Not annualized.

[13]
*	Expense ratio is annualized.

[14]
**	For the six months ended September 30, 2024. Not annualized.

[15]
*	Expense ratio is annualized.

[16]
**	For the six months ended September 30, 2024. Not annualized.

[17]
*	Expense ratio is annualized.

[18]
**	For the six months ended September 30, 2024. Not annualized.

[19]
*	Expense ratio is annualized.

[20]
**	For the six months ended September 30, 2024. Not annualized.

[21]
*	Expense ratio is annualized.

[22]
**	For the six months ended September 30, 2024. Not annualized.

[23]
*	Expense ratio is annualized.

[24]
**	For the six months ended September 30, 2024. Not annualized.

[25]
*	Expense ratio is annualized.

[26]
**	For the six months ended September 30, 2024. Not annualized.

[27]
*	Expense ratio is annualized.

[28]
**	For the six months ended September 30, 2024. Not annualized.

[29]
*	Expense ratio is annualized.

[30]
**	For the six months ended September 30, 2024. Not annualized.

[31]
*	Expense ratio is annualized.

[32]
**	For the six months ended September 30, 2024. Not annualized.

[33]
*	Expense ratio is annualized.

[34]
**	For the six months ended September 30, 2024. Not annualized.

[35]
*	Expense ratio is annualized.

[36]
**	For the six months ended September 30, 2024. Not annualized.

[37]
*	Expense ratio is annualized.

[38]
**	For the six months ended September 30, 2024. Not annualized.

[39]
*	Expense ratio is annualized.

[40]
**	For the six months ended September 30, 2024. Not annualized.